T. ROWE PRICE Capital Appreciation Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.1%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 22,249,988 22,097
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 17,777,472 17,071
Total Asset-Backed Securities (Cost $39,862) 39,168
BANK LOANS  8.3% (2)
AmWINS Group, FRN
1M TSFR + 2.00%, 5.668%, 1/30/32  436,112,774 432,763
Applied Systems, FRN
3M TSFR + 2.25%, 5.95%, 2/24/31  869,413,098 851,538
Applied Systems, FRN
3M TSFR + 4.50%, 8.20%, 2/23/32 (3) 127,875,360 125,903
Ascend Learning, FRN
1M TSFR + 3.00%, 6.668%, 12/11/28  107,114,717 104,437
Bending Spoons U.S., FRN
1M TSFR + 5.88%, 9.544%, 3/7/31  173,424,000 157,816
Bending Spoons U.S., Tranche B, FRN
1M TSFR + 5.88%, 9.544%, 3/7/31  12,985,294 11,817
Broadstreet Partners, FRN
1M TSFR + 2.50%, 6.168%, 6/13/31  435,352,363 424,090
CPI Holdco B, FRN
1M TSFR + 2.00%, 5.668%, 5/17/31  180,623,086 179,249
Ellucian Holdings, FRN
1M TSFR + 2.50%, 6.168%, 10/8/29 (3) 162,510,171 157,804
EP Wealth Advisors, FRN
3M TSFR + 3.00%, 6.70%, 10/18/32  20,761,000 20,761
Epicor Software, FRN
1M TSFR + 2.50%, 6.168%, 5/30/31  115,749,565 113,406
Filtration Group, FRN
1M EURIBOR + 3.50%, 5.392%, 10/21/28 (EUR)  65,339,526 75,554
Filtration Group, FRN
1M TSFR + 2.50%, 6.168%, 10/21/28  335,012,396 334,872
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 5.429%, 11/8/30  212,355,459 212,621
HUB International, FRN
3M TSFR + 2.25%, 5.92%, 6/20/30  796,221,063 793,936
Icon Parent, FRN
3M TSFR + 2.75%, 6.44%, 11/13/31  131,716,921 126,146
Loire Finco Luxembourg, FRN
1M TSFR + 4.00%, 7.668%, 1/21/30  165,552,044 165,104

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mariner Wealth Advisors, FRN
3M TSFR + 2.25%, 5.95%, 12/31/30  103,134,592 102,726
Quartz AcquireCo, FRN
3M TSFR + 2.25%, 5.95%, 6/28/30  31,895,658 26,473
Ryan Specialty, FRN
1M TSFR + 2.00%, 5.668%, 9/15/31  8,199,724 8,179
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 5.42%, 1/25/31  100,956,520 101,251
Storable, FRN
1M TSFR + 3.25%, 6.918%, 4/16/31 (3) 74,150,877 70,851
TransDigm, FRN
1M TSFR + 2.25%, 5.918%, 3/22/30  283,346,742 283,270
TransDigm, FRN
1M TSFR + 2.50%, 6.168%, 2/10/33  30,516,000 30,522
UKG, FRN
3M TSFR + 2.50%, 6.167%, 2/10/31  45,189,656 43,117
USI, FRN
3M TSFR + 2.25%, 5.95%, 11/21/29  165,689,723 165,173
USI, FRN
3M TSFR + 2.25%, 5.95%, 9/29/30  166,094,842 165,472
Varsity Brands, FRN
1M TSFR + 3.00%, 8/26/31 (3) 24,274,000 24,123
Varsity Brands, FRN
3M TSFR + 2.75%, 6.45%, 8/26/31  173,210,971 172,291
Wyndham Hotels & Resorts, FRN
1M TSFR + 1.75%, 5.418%, 5/24/30  36,320,444 36,416
Total Bank Loans (Cost $5,575,145) 5,517,681
BOND FUNDS  1.5%
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.41% (4)(5) 105,840,689 976,909
Total Bond Funds (Cost $1,019,210) 976,909
COMMON STOCKS  58.8%
COMMUNICATION SERVICES  6.7%
Entertainment  0.7%
Netflix (6)(7) 5,102,000 490,557
490,557
Interactive Media & Services  6.0%
Alphabet, Class A (6) 5,184,496 1,490,854

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Meta Platforms, Class A (6) 4,278,741 2,447,996
3,938,850
Total Communication Services 4,429,407
CONSUMER DISCRETIONARY  6.4%
Broadline Retail  4.8%
Amazon.com (7) 15,252,738 3,176,688
3,176,688
Hotels, Restaurants & Leisure  1.6%
Starbucks  7,921,966 709,729
Yum! Brands (6) 2,371,954 368,791
1,078,520
Total Consumer Discretionary 4,255,208
CONSUMER STAPLES  0.6%
Beverages  0.6%
Keurig Dr Pepper  15,938,059 419,649
Total Consumer Staples 419,649
ENERGY  1.3%
Energy Equipment & Services  0.3%
SLB  3,453,200 177,460
177,460
Oil, Gas & Consumable Fuels  1.0%
Canadian Natural Resources  6,867,295 334,643
Chevron  765,100 158,299
ConocoPhillips  1,054,900 139,247
632,189
Total Energy 809,649
FINANCIALS  4.6%
Banks  0.7%
JPMorgan Chase  1,540,200 453,065
453,065
Capital Markets  0.4%
Ares Coinvest DBA EP Wealth, Acquisition Date: 11/24/25,
Cost $92,115 (7)(8)(9) 91,884,429 91,884
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $98,804 (7)
(8)(9) 7,057,619 119,980
S&P Global  161,400 68,650
280,514
Financial Services  1.6%
Mastercard, Class A  1,243,461 621,308

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A (6) 1,463,935 442,459
1,063,767
Insurance  1.9%
Ethos DBA Broadstreet, Acquisition Date: 7/16/25,
Cost $578,073 (4)(7)(8)(9) 578,072,525 578,073
Hockey Parent Holdings, Acquisition Date: 9/14/23 - 5/2/25,
Cost $701,066 (7)(8)(9) 552,165 701,995
1,280,068
Total Financials 3,077,414
HEALTH CARE  11.0%
Biotechnology  2.8%
Apogee Therapeutics (4)(7) 5,295,932 445,759
Arcellx (7) 1,379,542 158,399
Ascendis Pharma, ADR (7) 2,740,767 626,896
BioNTech, ADR (7) 2,272,437 201,974
Cytokinetics (7) 5,105,689 336,516
Dyne Therapeutics (7) 3,279,669 59,460
1,829,004
Health Care Equipment & Supplies  1.6%
Abbott Laboratories  1,405,514 144,304
Becton Dickinson & Company (6) 5,796,083 911,318
1,055,622
Health Care Providers & Services  2.0%
Cencora  2,526,420 793,650
UnitedHealth Group  1,918,332 519,081
1,312,731
Life Sciences Tools & Services  3.8%
Danaher  2,326,200 441,047
Revvity (4) 14,151,754 1,239,835
Waters (7) 2,745,603 817,641
2,498,523
Pharmaceuticals  0.8%
Eli Lilly  604,262 555,782
555,782
Total Health Care 7,251,662
INDUSTRIALS & BUSINESS SERVICES  1.3%
Aerospace & Defense  0.1%
General Electric  283,200 80,364
80,364

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates  0.4%
Bending Spoons, Class C, Acquisition Date: 10/28/25,
Cost $172,761 (EUR) (7)(8)(9) 1,941,616 171,279
Live Oak Acquisition V SPAC/TeamShares PIPE, Class A (4)(7)
(10) 11,637,732 108,929
280,208
Machinery  0.8%
Ingersoll Rand  6,310,973 505,635
505,635
Total Industrials & Business Services 866,207
INFORMATION TECHNOLOGY  17.9%
Semiconductors & Semiconductor Equipment  7.2%
Advanced Micro Devices (6)(7) 4,401,215 895,339
Broadcom (6) 3,754,141 1,161,944
Micron Technology  309,300 104,494
NVIDIA (6) 11,430,990 1,993,565
Taiwan Semiconductor Manufacturing (TWD)  10,437,000 603,619
4,758,961
Software  7.1%
Aurora Innovation (4)(7) 160,323,446 660,533
Microsoft (6) 7,595,426 2,811,599
PTC (4)(7) 7,722,996 1,100,450
Workday, Class A (7) 1,115,774 144,961
4,717,543
Technology Hardware, Storage & Peripherals  3.6%
Apple (6) 9,342,412 2,371,011
2,371,011
Total Information Technology 11,847,515
UTILITIES  5.8%
Electric Utilities  0.7%
PPL  12,110,552 462,623
462,623
Multi-Utilities  5.1%
Ameren  4,274,004 469,799
CenterPoint Energy (4) 35,692,638 1,540,494

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NiSource (4) 29,877,416 1,394,080
3,404,373
Total Utilities 3,866,996
Total Miscellaneous Common Stocks  3.2% (11) 2,074,558
Total Common Stocks (Cost $29,924,262) 38,898,265
CONVERTIBLE PREFERRED STOCKS  3.3%
CONSUMER STAPLES  1.0%
Beverages  1.0%
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25 -
2/23/26, Cost $665,445 (7)(8)(9) 651,325 651,325
Total Consumer Staples 651,325
INFORMATION TECHNOLOGY  2.3%
Software  2.3%
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $172,875 (7)(8)(9) 1,226,347 317,791
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $158,521 (7)
(8)(9) 230,513 158,521
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (7)
(8)(9) 2,141,932 361,408
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (7)
(8)(9) 177,514 30,217
Waymo, Series C-2, Acquisition Date: 1/12/24 - 9/27/24,
Cost $279,599 (7)(8)(9) 3,575,381 587,492
Waymo, Series D-2, Acquisition Date: 2/2/26, Cost $98,779 (7)
(8)(9) 601,154 98,779
Total Information Technology 1,554,208
Total Convertible Preferred Stocks (Cost $1,575,423) 2,205,533
CORPORATE BONDS  7.9%
AmWINS Group, 6.375%, 2/15/29 (1) 38,945,000 39,257
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 23,437,000 22,680
Booz Allen Hamilton, 5.95%, 8/4/33  34,614,000 35,326
Broadstreet Partners Group, 5.875%, 4/15/29 (1) 130,807,000 127,462
CenterPoint Energy, VR, 5.95%, 4/1/56 (4)(12) 119,194,000 117,721
Crowdstrike Holdings, 3.00%, 2/15/29  5,722,000 5,444
Ellucian Holdings, 6.50%, 12/1/29 (1) 54,910,000 53,585
Fair Isaac, 6.00%, 5/15/33 (1) 46,755,000 45,874
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 114,947,000 104,435
Hilton Domestic Operating, 3.75%, 5/1/29 (1) 93,694,000 89,862

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 138,883,000 130,262
Hilton Domestic Operating, 4.875%, 1/15/30  85,067,000 83,816
Hilton Domestic Operating, 5.50%, 3/31/34 (1) 68,749,000 67,168
Hilton Domestic Operating, 5.75%, 9/15/33 (1) 81,115,000 80,848
Hilton Domestic Operating, 5.875%, 4/1/29 (1) 45,179,000 45,617
Hilton Worldwide Finance, 4.875%, 4/1/27  38,607,000 38,519
Hologic, 3.25%, 2/15/29 (1) 26,768,000 26,768
HUB International, 5.625%, 12/1/29 (1) 74,890,000 73,137
HUB International, 7.25%, 6/15/30 (1) 587,665,000 603,364
HUB International, 7.375%, 1/31/32 (1) 327,386,000 333,950
IQVIA, 5.00%, 5/15/27 (1) 42,949,000 42,833
IQVIA, 6.50%, 5/15/30 (1) 27,385,000 27,981
KFC Holding, 4.75%, 6/1/27 (1) 138,786,000 138,291
Korn Ferry, 4.625%, 12/15/27 (1) 32,922,000 32,629
Life Time, 6.00%, 11/15/31 (1) 34,095,000 34,385
Mirant, EC, 7.90%, 7/15/09 (1)(7)(8) 16,000,000 —
MSCI, 5.25%, 9/1/35  90,885,000 89,036
NiSource, VR, 5.75%, 7/15/56 (4)(12) 191,420,000 188,202
PTC, 4.00%, 2/15/28 (1)(4) 41,117,000 40,157
Ryan Specialty, 4.375%, 2/1/30 (1) 24,807,000 24,102
Ryan Specialty, 5.875%, 8/1/32 (1) 65,952,000 65,266
SBA Communications, 3.125%, 2/1/29  114,808,000 108,803
SBA Communications, 3.875%, 2/15/27  102,069,000 101,044
SBA Tower Trust, 6.599%, 1/15/28 (1) 2,575,000 2,619
Service Corp. International, 3.375%, 8/15/30  25,624,000 23,678
Service Corp. International, 4.625%, 12/15/27  5,256,000 5,198
Service Corp. International, 5.75%, 10/15/32  34,085,000 34,046
Surgery Center Holdings, 7.25%, 4/15/32 (1) 27,373,000 26,845
TransDigm, 4.625%, 1/15/29  47,592,000 46,752
TransDigm, 6.125%, 7/31/34 (1) 41,518,000 40,901
TransDigm, 6.25%, 1/31/34 (1) 11,838,000 11,967
TransDigm, 6.375%, 3/1/29 (1) 184,964,000 188,724
TransDigm, 6.375%, 5/31/33 (1) 175,517,000 175,016
TransDigm, 6.625%, 3/1/32 (1) 239,679,000 244,880
TransDigm, 6.75%, 8/15/28 (1) 28,464,000 28,789
TransDigm, 6.75%, 1/31/34 (1) 132,484,000 134,258
TransDigm, 7.125%, 12/1/31 (1) 106,169,000 109,659
USI, 7.50%, 1/15/32 (1) 130,072,000 132,838
Vail Resorts, 5.625%, 7/15/30 (1) 20,535,000 20,388
Vail Resorts, 6.50%, 5/15/32 (1) 40,770,000 41,232
Yum! Brands, 3.625%, 3/15/31  58,624,000 54,140
Yum! Brands, 4.625%, 1/31/32  102,997,000 98,384
Yum! Brands, 4.75%, 1/15/30 (1) 46,930,000 46,204

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Yum! Brands, 5.35%, 11/1/43  84,184,000 79,999
Yum! Brands, 5.375%, 4/1/32  121,510,000 120,485
Yum! Brands, 6.875%, 11/15/37  36,509,000 39,750
Total Miscellaneous Corporate Bonds  0.8% (11) 541,007
Total Corporate Bonds (Cost $5,221,645) 5,265,583
PREFERRED STOCKS  0.2%
FINANCIALS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $140,396 (8)(9) 142,534 141,821
Total Financials 141,821
Total Preferred Stocks (Cost $140,396) 141,821
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  17.4%
U.S. Treasury Obligations  17.4%
U.S. Treasury Notes, 3.50%, 11/30/30  1,857,202,000 1,823,105
U.S. Treasury Notes, 3.50%, 2/28/31  1,806,401,300 1,771,402
U.S. Treasury Notes, 3.625%, 9/30/30  1,128,000,000 1,114,076
U.S. Treasury Notes, 3.625%, 10/31/30  2,194,601,000 2,166,311
U.S. Treasury Notes, 3.625%, 12/31/30  788,609,000 777,951
U.S. Treasury Notes, 3.75%, 1/31/31  1,117,199,000 1,107,773
U.S. Treasury Notes, 3.75%, 2/28/33  1,233,257,100 1,205,316
U.S. Treasury Notes, 3.875%, 12/31/32  888,358,000 875,588
U.S. Treasury Notes, 4.00%, 1/31/33  704,762,000 699,476
11,540,998
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $11,627,565) 11,540,998
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.5%
T. Rowe Price Government Reserve Fund, 3.71% (4)(13) 973,243,827 973,244
Total Short-Term Investments (Cost $973,244) 973,244
Total Investments in Securities  99.0%
(Cost $56,096,752) $ 65,559,202
Other Assets Less Liabilities 1.0% 629,185
Net Assets 100.0% $ 66,188,387

T. ROWE PRICE Capital Appreciation Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,493,401 and represents 5.3% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of March 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7) Non-income producing
(8) Level 3 in fair value hierarchy.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,010,565 and represents 6.1% of net assets.
(10) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at March 31, 2026, was $107,067 and was valued at $108,929
(0.2% of net assets).
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(13) Seven-day yield
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
PIPE Private Investment in Public Equity

T. ROWE PRICE Capital Appreciation Fund

.
.
.
.
.
.
.
.
.
.
SPAC Special Purpose Acquisition Company
TWD Taiwan Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.2)%
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Apple, Call, 1/15/27 @
$300.00 4,074 103,394 (4,563)
Barclays Bank
KLA, Call, 1/15/27 @
$1,840.00 224 32,982 (3,513)
Barclays Bank
KLA, Call, 1/15/27 @
$1,900.00 224 32,982 (3,161)
Barclays Bank
Mastercard, Class A, Call,
6/18/26 @ $670.00 1,381 69,003 (54)
Barclays Bank
Mastercard, Class A, Call,
1/15/27 @ $570.00 670 33,477 (1,648)
Barclays Bank
Mastercard, Class A, Call,
1/15/27 @ $580.00 1,097 54,813 (2,353)
Barclays Bank
Mastercard, Class A, Call,
1/15/27 @ $600.00 1,767 88,290 (2,880)
Barclays Bank
S&P Global, Call, 1/15/27
@ $590.00 807 34,325 (714)
Barclays Bank
S&P Global, Call, 1/15/27
@ $610.00 807 34,325 (573)
Citibank
General Electric, Call,
1/15/27 @ $330.00 1,416 40,182 (3,190)
Citibank
General Electric, Call,
1/15/27 @ $340.00 1,416 40,182 (2,715)
Citibank
Visa, Class A, Call, 1/15/27
@ $345.00 860 25,993 (1,230)
Citibank
Visa, Class A, Call, 1/15/27
@ $360.00 1,544 46,666 (1,640)
Citibank
Visa, Class A, Call, 1/15/27
@ $365.00 860 25,993 (802)
Citibank
Visa, Class A, Call, 1/15/27
@ $375.00 1,544 46,666 (1,123)
Goldman Sachs
Broadcom, Call, 1/15/27 @
$390.00 2,544 78,739 (7,002)
Goldman Sachs
Broadcom, Call, 1/15/27 @
$410.00 2,544 78,739 (5,838)
Goldman Sachs
Cencora, Call, 1/15/27 @
$390.00 996 31,288 (991)
Goldman Sachs
Cencora, Call, 1/15/27 @
$400.00 996 31,288 (827)
Goldman Sachs
Ingersoll Rand, Call,
1/15/27 @ $95.00 4,134 33,122 (2,232)
Goldman Sachs
Ingersoll Rand, Call,
1/15/27 @ $100.00 4,134 33,122 (1,664)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Visa, Class A, Call, 6/18/26
@ $395.00 2,072 62,624 (45)
JPMorgan Chase
Advanced Micro Devices,
Call, 1/15/27 @ $310.00 1,677 34,115 (2,318)
JPMorgan Chase
Advanced Micro Devices,
Call, 1/15/27 @ $320.00 1,677 34,115 (2,088)
JPMorgan Chase
Alphabet, Class A, Call,
1/15/27 @ $360.00 1,345 38,677 (1,849)
JPMorgan Chase
Alphabet, Class A, Call,
1/15/27 @ $370.00 1,345 38,677 (1,577)
JPMorgan Chase
Alphabet, Class A, Call,
1/15/27 @ $380.00 1,345 38,677 (1,405)
JPMorgan Chase
Alphabet, Class A, Call,
1/15/27 @ $400.00 2,518 72,408 (1,914)
JPMorgan Chase
Alphabet, Class A, Call,
1/15/27 @ $415.00 2,518 72,408 (1,442)
JPMorgan Chase
Netflix, Call, 1/15/27 @
$96.00 17,007 163,522 (24,150)
JPMorgan Chase
Netflix, Call, 1/15/27 @
$98.00 17,006 163,513 (22,363)
JPMorgan Chase
Netflix, Call, 1/15/27 @
$100.00 17,007 163,522 (20,919)
Nomura Securities
International
DoorDash, Class A, Call,
1/15/27 @ $230.00 1,709 25,661 (1,662)
UBS Investment Bank
Alphabet, Class A, Call,
1/15/27 @ $340.00 1,391 39,999 (2,643)
UBS Investment Bank
Alphabet, Class A, Call,
1/15/27 @ $350.00 1,391 39,999 (2,323)
UBS Investment Bank
Alphabet, Class A, Call,
1/15/27 @ $360.00 1,391 39,999 (1,913)
UBS Investment Bank
Starbucks, Call, 1/15/27 @
$105.00 8,146 72,980 (4,928)
UBS Investment Bank
Starbucks, Call, 1/15/27 @
$110.00 8,146 72,980 (3,706)
UBS Investment Bank
Starbucks, Call, 1/15/27 @
$115.00 2,929 26,241 (1,031)
UBS Investment Bank
Yum! Brands, Call, 1/15/27
@ $165.00 2,799 43,519 (2,967)
UBS Investment Bank
Yum! Brands, Call, 1/15/27
@ $180.00 2,135 33,195 (1,132)
UBS Investment Bank
Yum! Brands, Call, 1/15/27
@ $185.00 2,135 33,195 (806)
Wells Fargo Bank
JPMorgan Chase, Call,
1/15/27 @ $330.00 2,590 76,187 (4,377)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo Bank
JPMorgan Chase, Call,
1/15/27 @ $350.00 1,151 33,858 (1,229)
Total Options Written (Premiums $(192,103)) $ (157,500)

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Apogee Therapeutics  $ — $ 63,136 $ —
Aurora Innovation  — 42,863 —
CenterPoint Energy  — 172,038 8,209
CenterPoint Energy, VR, 5.95%, 4/1/56  — (1,919) 1,389
Ethos DBA Broadstreet  — — —
Live Oak Acquisition V SPAC/TeamShares
PIPE, Class A  — 1,047 —
NiSource  8,745 147,874 9,632
NiSource, VR, 5.75%, 7/15/56  — (4,527) 2,595
PTC  (1,533) (240,059) —
PTC, 4.00%, 2/15/28  — (333) 410
Revvity  (2,769) (122,935) 1,006
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.41%  — (19,865) 15,969
T. Rowe Price Government Reserve Fund,
3.71% — — 26,567
Totals $ 4,443# $ 37,320 $ 65,777+

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
Apogee Therapeutics  $ * $ 284,380 $ — $ 445,759
Aurora Innovation  603,781 13,889 — 660,533
CenterPoint Energy  1,368,456 — — 1,540,494
CenterPoint Energy, VR,
5.95%, 4/1/56  93,002 26,638 — 117,721
Ethos DBA Broadstreet  * — — 578,073
Live Oak Acquisition V SPAC/
TeamShares PIPE, Class A  107,882 — — 108,929
NiSource  1,323,855 16,875 94,524 1,394,080
NiSource, VR, 5.75%, 7/15/56  182,497 10,232 — 188,202
PTC  1,257,843 108,027 25,361 1,100,450
PTC, 4.00%, 2/15/28  40,490 — — 40,157
Revvity  1,389,967 — 27,197 1,239,835
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.41%  980,961 15,813 — 976,909
T. Rowe Price Government
Reserve Fund, 3.71% 1,840,158  ¤  ¤ 973,244
Total $ 9,364,386^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $61,383 of dividend income and $4,394 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,922,535.

T. ROWE PRICE Capital Appreciation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Capital Appreciation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital
Appreciation Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Capital Appreciation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Capital Appreciation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 17,097,847 $ — $ 17,097,847
Bond Funds 976,909 — — 976,909
Common Stocks 36,522,506 712,548 1,663,211 38,898,265
Convertible Preferred Stocks — — 2,205,533 2,205,533
Corporate Bonds — 5,265,583 — 5,265,583
Preferred Stocks — — 141,821 141,821
Short-Term Investments 973,244 — — 973,244
Total $ 38,472,659 $ 23,075,978 $ 4,010,565 $ 65,559,202
Liabilities
Options Written $ — $ 157,500 $ — $ 157,500
1
Includes Asset-Backed Securities, Bank Loans and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $91,645,000 for the period ended March 31, 2026. During the period, transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
3/31/26
Investment in
Securities
Bank Loans $ 204,021 $ (15,800) $ — $ (3,931) $ (184,290) $ —
Common Stocks 1,644,903 18,308 — — — 1,663,211
Convertible Preferred
Stocks 1,449,923 75,150 680,460 — — 2,205,533
Corporate Bonds — — — — — —
Preferred Stocks 143,634 (1,813) — — — 141,821
Total $ 3,442,48 1 $ 75,845 $ 680,460 $ (3,931) $ (184,290) $ 4,010,56 5

T. ROWE PRICE Capital Appreciation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$1,663,211 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to
EBITDA
multiple
17.1x 17.1x Increase
Discount to
public company
multiples
12% 12% Decrease
Convertible
Preferred
Stocks
$ 2,205,533 Recent
comparable
transaction
price(s)
—# —# —# —#
Corporate
Bonds
$ — Recent
comparable
transaction
price(s)
Discount for
uncertainty
100% 100% Decrease
Preferred
Stocks
$ 141,821 Discounted
cash flow
Discount rate 11% 11% Decrease

T. ROWE PRICE Capital Appreciation Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F72-054Q1 03/26